Employee Benefits - Summary of Terms and Conditions of Share-based Payment Arrangement (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares R$ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing options | shares	17,245	17,568
Vested options | shares	3,405	604
Between December 31, 2002 to May 09, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Between December 31, 2002 to May 09, 2017
Right acquisition conditions	1 year of service
Exercise price	R$ 0.01
Fair value	R$ 19.80
Existing options | shares	65
Vested options | shares	65
Between March 14 to December 17, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Between March 14 to December 17, 2018
Right acquisition conditions	From 1 to 3 years of service
Exercise price	R$ 0.01
Fair value	R$ 19.70
Existing options | shares	319
Remaining contractual life	4 months 24 days
Vested options | shares	55
Between March 13 to December 16, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Between March 13 to December 16, 2019
Right acquisition conditions	From 1 to 3 years of service
Exercise price	R$ 0.01
Fair value	R$ 19.58
Existing options | shares	1,046
Vested options | shares	33
June 8, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 8, 2020
Right acquisition conditions	1 year of service
Exercise price	R$ 0.01
Fair value	R$ 16.86
Existing options | shares	117
Remaining contractual life	8 months 12 days
Vested options | shares	104
March 27, 2020 - Co-Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 27, 2020 – Co-Investment Plan
Right acquisition conditions	From 1 to 3 years of service
Fair value	R$ 29.00
Existing stock | shares	1,789
September 29, 2020 - Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	September 29, 2020 – Long-term Incentive Plan
Right acquisition conditions	From 3 to 4 years of service
Fair value	R$ 73.46
Existing stock | shares	3,239
Bottom of range [member] | Between March 13 to December 16, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life	2 months 12 days
Bottom of range [member] | March 27, 2020 - Co-Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life	6 months
Bottom of range [member] | September 29, 2020 - Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life	3 years
Top of range [member] | Between March 13 to December 16, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life	1 year 4 months 24 days
Top of range [member] | March 27, 2020 - Co-Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life	2 years 6 months
Top of range [member] | September 29, 2020 - Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life	4 years
Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing options | shares		17,568
Vested options | shares	2,267
Stock Option [Member] | March 18, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 18, 2013
Right acquisition conditions	4 years of service
Exercise price	R$ 37.60
Fair value	R$ 6.05
Existing options | shares	300
Remaining contractual life	2 months 12 days
Vested options | shares	300
Stock Option [Member] | March 17, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 17, 2014
Right acquisition conditions	4 years of service
Exercise price	R$ 25.16
Fair value	R$ 4.27
Existing options | shares	96
Remaining contractual life	1 year 2 months 12 days
Vested options | shares	96
Stock Option [Member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 16, 2015
Right acquisition conditions	From 2 to 4 years of service
Exercise price	R$ 13.60
Existing options | shares	184
Remaining contractual life	2 years 2 months 12 days
Vested options | shares	184
Stock Option [Member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 28, 2015 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service
Exercise price	R$ 12.90
Existing options | shares	1,020
Remaining contractual life	2 years 7 months 6 days
Vested options | shares	1,020
Stock Option [Member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 15, 2016
Right acquisition conditions	From 2 to 4 years of service
Exercise price	R$ 12.84
Existing options | shares	184
Remaining contractual life	3 years 3 months 18 days
Vested options | shares	182
Stock Option [Member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 11, 2016 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service
Exercise price	R$ 11.41
Existing options | shares	1,924
Remaining contractual life	3 years 7 months 6 days
Vested options | shares	606
Stock Option [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017
Right acquisition conditions	From 2 to 4 years of service
Exercise price	R$ 12.59
Existing options | shares	598
Remaining contractual life	4 years 3 months 18 days
Vested options | shares	272
Stock Option [Member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service
Exercise price	R$ 12.59
Existing options | shares	2,210
Remaining contractual life	4 years 3 months 18 days
Stock Option [Member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018
Right acquisition conditions	From 2 to 4 years of service
Exercise price	R$ 16.96
Existing options | shares	1,846
Remaining contractual life	5 years 3 months 18 days
Vested options | shares	488
Stock Option [Member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 (Strategy acceleration)
Right acquisition conditions	From 3 to 5 years of service
Existing options | shares	3,800
Remaining contractual life	5 years 3 months 18 days
Stock Option [Member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019
Right acquisition conditions	From 3 to 4 years of service
Exercise price	R$ 23.54
Existing options | shares	1,636
Remaining contractual life	6 years 3 months 18 days
Stock Option [Member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 (Strategy acceleration)
Right acquisition conditions	From 4 to 5 years of service
Exercise price	R$ 23.54
Existing options | shares	1,900
Remaining contractual life	6 years 3 months 18 days
Stock Option [Member] | Bottom of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 4.85
Stock Option [Member] | Bottom of range [member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.20
Stock Option [Member] | Bottom of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.16
Stock Option [Member] | Bottom of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.84
Stock Option [Member] | Bottom of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.65
Stock Option [Member] | Bottom of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.87
Stock Option [Member] | Bottom of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.96
Stock Option [Member] | Bottom of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	12.16
Fair value	8.21
Stock Option [Member] | Bottom of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.71
Stock Option [Member] | Bottom of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.51
Stock Option [Member] | Top of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	5.29
Stock Option [Member] | Top of range [member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.23
Stock Option [Member] | Top of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.43
Stock Option [Member] | Top of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.89
Stock Option [Member] | Top of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.68
Stock Option [Member] | Top of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.89
Stock Option [Member] | Top of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	8.21
Stock Option [Member] | Top of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	16.96
Fair value	9.67
Stock Option [Member] | Top of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.82
Stock Option [Member] | Top of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 11.71
Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing stock | shares	6,960
Vested stock | shares	6,960	3,092
Restricted Stock [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017
Right acquisition conditions	From 2 to 4 years of service
Remaining contractual life	4 months 24 days
Existing stock | shares	208
Restricted Stock [Member] | March 12, 2018 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Plan I
Right acquisition conditions	From 2 to 4 years of service
Existing stock | shares	470
Restricted Stock [Member] | March 12, 2018 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Plan III
Right acquisition conditions	From 1 to 3 years of service
Remaining contractual life	6 months
Existing stock | shares	74
Restricted Stock [Member] | March 12, 2018 – Extraordinary Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 – Extraordinary Plan I
Right acquisition conditions	From 1 to 3 years of service
Remaining contractual life	4 months 24 days
Existing stock | shares	4
Restricted Stock [Member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 13, 2018 – Extraordinary Plan VI
Right acquisition conditions	From 1.6 to 3.6 years of service
Existing stock | shares	50
Restricted Stock [Member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 – Plan I
Right acquisition conditions	From 2 to 4 years of service
Existing stock | shares	814
Restricted Stock [Member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 – Plan II
Right acquisition conditions	From 1 to 3 years of service
Existing stock | shares	312
Restricted Stock [Member] | Bottom of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 11.69
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 15.18
Remaining contractual life	6 months
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 15.54
Restricted Stock [Member] | Bottom of range [member] | March 12, 2018 – Extraordinary Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	15.54
Restricted Stock [Member] | Bottom of range [member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 12.24
Remaining contractual life	6 months
Restricted Stock [Member] | Bottom of range [member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 21.62
Remaining contractual life	6 months
Restricted Stock [Member] | Bottom of range [member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 22.14
Remaining contractual life	6 months
Restricted Stock [Member] | Top of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 12.51
Restricted Stock [Member] | Top of range [member] | March 12, 2018 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 15.9
Remaining contractual life	1 year 6 months
Restricted Stock [Member] | Top of range [member] | March 12, 2018 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 16.27
Restricted Stock [Member] | Top of range [member] | March 12, 2018 – Extraordinary Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	16.28
Restricted Stock [Member] | Top of range [member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 13.13
Remaining contractual life	1 year 6 months
Restricted Stock [Member] | Top of range [member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 22.53
Remaining contractual life	2 years 6 months
Restricted Stock [Member] | Top of range [member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 22.85
Remaining contractual life	1 year 6 months
Performance Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing stock | shares	637
Vested stock | shares	637	688
Performance Shares [Member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 21, 2019
Right acquisition conditions	From 3 to 4 years of service as from the grant date and fulfilment of the performance conditions
Existing stock | shares	637
Performance Shares [Member] | Bottom of range [member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 23.10
Remaining contractual life	1 year 6 months
Performance Shares [Member] | Top of range [member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 45.70
Remaining contractual life	2 years 6 months